Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Cash and restricted cash – current	$ 253,291	$ 222,864	$ 339,435	$ 243,173
Other assets – current	238	2,306
Vessels and equipment, including vessels related to finance leases, right-of-use assets and advances on newbuilding contracts	3,061,499	3,329,523
Net investments in direct financing and sales-type leases – non-current	544,823
Other assets – non-current	14,738	11,432
Other liabilities – non-current	49,182	43,788
Voyage revenues	601,256	510,762	432,676
Income from vessel operations	299,253	147,809	148,649
Realized and unrealized (loss) gain on non-designated derivative instruments	(13,361)	3,278	(5,309)
Net income	164,604	26,875	48,911
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	375,800	333,566
Other assets – current	146,637	152,506
Vessels and equipment, including vessels related to finance leases, right-of-use assets and advances on newbuilding contracts	3,045,393	3,579,026
Net investments in direct financing and sales-type leases – non-current	4,469,861	3,000,927
Other assets – non-current	169,925	90,455
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	557,685	547,098
Other liabilities – current	188,665	139,194
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	5,130,656	4,307,278
Other liabilities – non-current	224,903	126,905
Voyage revenues	766,618	612,471	477,495
Income from vessel operations	400,326	289,477	178,763
Realized and unrealized (loss) gain on non-designated derivative instruments	(40,915)	8,825	(2,067)
Net income	$ 130,314	$ 142,252	$ 54,418